Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

NOTE 7 - NOTES PAYABLE

Notes payable at March 31, 2019 and December 31, 2018, consists of the following:

	March 31, 2019	December 31, 2018
Supplier Note Payable	$8,240,465	$8,340,465
All Other	311,096	612,980
Total	8,551,564	8,953,445
Less current portion	(8,404,560)	(8,823,151)
Long Term Notes Payable	$147,001	$130,294

Future maturities of notes payable as of March 31, 2019 are as follows;

2019	$8,404,560
2020	16,707
Thereafter	130,294
Total	$8,551,561

In connection with the BCS’ acquisition, the Company assumed a related party note payable to the former CTO of the RFID division of BCS. The note is payable in equal monthly installments of $4,758 beginning October 31, 2014 and ended October 2018. The loan bears interest at 1.84% and is unsecured and subordinated to the Company’s bank debt. The balance on this loan at March 31, 2019 and March 31, 2018 was $130,294 and $130,294 respectively, of which all of it was classified as long term. In July 2016, the holder of the note signed a subordination agreement with the Supplier of the Secured Promissory Note and Action Capital, whereby the noteholder agrees to subordinate its right to payment of capital and interest until the Supplier with the Secured Promissory Note is reimbursed in full, therefore, the note is classified as long-term.

On July 18, 2016, the Company and the supplier entered into that certain Secured Promissory Note, with an effective date of July 1, 2016, in the principal amount of $12,492,137. The USD Note accrues interest at 12% per annum and is payable in six consecutive monthly installments of principal and accrued interest in a minimum principal amount of $250,000 each, with any remaining principal and accrued interest due and payable on December 31, 2016.

●	On September 7, 2018, the Company entered into a Sixth Amendment to the secured Promissory Note (the “Sixth Amendment”) extending the maturity date to January 31, 2019. The Sixth Amendment also increases the principal amount to $8,690,464.72, an increase of $6,763,549.41, by rolling the Company’s then existing and outstanding accounts payable into the note by the previously mentioned amount of increase. The Company will continue to make monthly payments in the amount of $300,000 for the first three monthly payments, and also in the amount of $500,000 for the last two monthly payments prior to the notes maturity.

●	On April 30, 2019, the Company entered into a Seventh Amendment to the secured Promissory Note (the “Seventh Amendment”) extending the maturity date to July 31, 2019. The Seventh Amendment also provides that the Company will continue to make monthly installments of principal and accrued interest in a minimum principal amount of $350,000 each.

NOTE 12 - NOTES PAYABLE

Notes payable consists of the following as of December 31,:

	2018	2017
Supplier Secured Note Payable	$8,340,465	$3,208,534
All Other	612,980	350,785
Total	8,953,445	3,559,319
Less current portion	8,823,151	3,429,025
Long Term Notes Payable	$130,294	$130,294

Future maturities of notes payable are as follows for the years ending December 31,;

2019	$8,823,151
2020	-
2021	-
Thereafter	130,294
Total	$8,953,445

Supplier Secured Note Payable

On July 18, 2016, the Company and the supplier entered into that certain Secured Promissory Note, with an effective date of July 1, 2016, in the principal amount of $12,492,137. The USD Note accrues interest at 12% per annum and is payable in six consecutive monthly installments of principal and accrued interest in a minimum principal amount of $250,000 each, with any remaining principal and accrued interest due and payable on December 31, 2016.

●	On November 30, 2016, the Company entered into an Amendment Agreement to the secured Promissory Note whereby the maturity date was extended to March 31, 2017 and the monthly installments of principal and accrued interest were increased to $400,000 commencing December 15, 2016 with any remaining principal and accrued interest due and payable on March 31, 2017. The Amendment also provides that the Company will make an additional principal payment of $300,000 by December 15, 2016.

●	On March 31, 2017, the Company entered into a Second Amendment Agreement to the secured Promissory Note whereby the maturity date was extended to September 30, 2017 whereby any remaining principal and accrued interest is due and payable on September 30, 2017. The Amendment also provides that the Company will continue to make monthly installments of principal and accrued interest in a minimum principal amount of $400,000 each.

●	On September 30, 2017, the Company entered into a Third Amendment Agreement to the secured Promissory Note whereby the maturity date was extended to October 31, 2017. The Amendment also provides that the Company will continue to make monthly installments of principal and accrued interest in a minimum principal amount of $600,000 each.

●	On November 15, 2017 the Company entered into a Fourth Amendment extending the maturity date to December 31, 2017 and this Fourth Amendment is effective on October 31, 2017 whereby any remaining principal and accrued interest is due and payable on December 31, 2017. The Amendment also provides that the Company will continue to make monthly installments of principal and accrued interest in a minimum principal amount of $600,000 each.

●	On February 14, 2018 the Company entered into a Fifth Amendment extending the maturity date to March 31st, and this Fifth Amendment is effective on December 31, 2017 whereby any remaining principal and accrued interest is due and payable on March 31, 2018. The Amendment also provides that the Company will continue to make monthly installments of principal and accrued interest in a minimum principal amount of $400,000 each.

●	On September 14, 2018, the Company entered into a Sixth Amendment extending the maturity date to January 31, 2019. The Amendment also increases the principal amount to $8,690,464.72, an increase of $6,763,549.41, by rolling the Company’s existing outstanding accounts payable into the note by the previously mentioned amount of increase.

●	On April 30, 2019, the Company entered into a Seventh Amendment extending the maturity date to July 31, 2019. The Amendment also provides that the Company will continue to make monthly installments of principal and accrued interest in a minimum principal amount of $350,000 each. Management plans to make the first payment at the beginning of June.

Bill Davidson Promissory Note

In connection with the BCS acquisition, the Company assumed a related party note payable to the former CTO of the RFID division of BCS. The note is payable in equal monthly installments of $4,758 beginning October 31, 2014 and ending October 2018. The loan bears interest at 1.84% and is unsecured and subordinated to the Company’s bank debt. The balance on this loan at December 31, 2018 and 2017 was $130,294 of which all of it was classified as long term. In July 2016, the holder of the note signed a subordination agreement with the Supplier of the Secured Promissory Note and Action, whereby the noteholder agrees to subordinate its rights to payment of capital and interest until the Supplier with the Secured Promissory Note is reimbursed in full. This is subordinated to the Supplier Secured Note payable and can’t be paid until the Supplier Secured Note Payable is satisfied; therefore, the note is classified as long-term.

Maren Trust Promissory Note

In January 2016, the Company entered into a Stock Redemption Agreement whereby the Company would repurchase 507,079 shares of common stock for $220,490 on an installment basis which was recorded as a note on the transaction date carrying interest at 9%. As at December 31, 2018, the Company did not complete the redemption of 507,079 shares of common stock and the remaining balance of the note was $241,159. In February 2018, the Company paid the final payment and the 507,097 shares were cancelled.

Ross Promissory Note

On July 31, 2016 as part of the Separation Agreement with Mr. Ross, the Company issued a promissory note in the amount of $59,500 in connection with the redemption by the Company of 350,000 shares of restricted common stock. The promissory note was paid off in 12 monthly installments commencing October 1, 2016 and this transaction was recorded as a restructuring charge in the amount of $84,317 in the third quarter of 2016. In addition, the Company restated a promissory note in favor of Mr. Ross which was paid at the balance of the $102,000 over 12 monthly installments commencing October 1, 2016. The balance on these two notes at December 31, 2018 and 2017 was $0.